Goodwill (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill
Schedule of changes in the carrying amount of goodwill

Amount
RMB
Balance as of December 31, 2021	10,236
Impairment related to Newsky Wisdom	(10,236)
Balance as of December 31, 2022 and 2023	—